Earnings (Loss) Per Common Share - Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Earnings (Loss) Per Share (Details) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Shares issuable under share options (in shares)	2,377,067	402,500	1,142,212